GCAT 2021-NQM3 Trust ABS-15G

Exhibit 99.16

Exception Level

Run Date - XX/XX/XXXX

Marketing ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
975263628			Credit		Resolved	Resolved	AVZUMHMMKJV-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The guidelines section 4.5 defines a First Time Homebuyer as a borrower who has no demonstrable interest in a property in the last 7 years. The fraud guard located on page XXX reflects the borrowers’ primary residence is in the name of the borrowers non purchasing spouse alone. Additionally, page XXX of the fraud guard confirms the borrower last had ownership in a property XX/XX/XXXX which exceeds the 7-year requirement. Section 16.3 InvestorX confirms first time homebuyers are not eligible for the program.		The borrower owned the property at XXX, XXX, FL. Please see transaction history report showing the purchase and sale of this property and Quitclaim Deed which shows that the borrower's ownership interest in this property ceased on XX/XX/XXXX. HomeXpress guidelines dated 2/1/2016, Section 4.5 define a first time homebuyer as someone who has not held an interest in a property in the last 7 years. Since the buyer has a clearly demonstrated interest in a property within the past 7 years, this loan is not a first time homebuyer.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
975263628			Valuation		Resolved	Resolved	AVZUMHMMKJV-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	The appraisal located on page XXX reflects the subject property was located in flood zone AE. The map date is the same as the flood certificate which reflects a flood zone X. The appraisal was not corrected to show flood zone X.		Please see updated appraisal reflecting that property is not in a flood zone.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
975263628			Insurance		Resolved	Resolved	AVZUMHMMKJV-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The evidence of insurance located on page XXX does not confirm the policy is a rental policy. Please provide evidence the policy is for a non-owner-occupied dwelling.		The property is a condominium. Please see master Policy showing that the Home Owner's Association has sufficient insurance for the complex.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
975263628			Credit		Resolved	Resolved	AVZUMHMMKJV-08D7I9DC	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)	The file contains evidence of business statements located on page XXX; however, evidence the borrower is owner of the business was not provided.		Please see page XXX which shows capital stock as 500 shares and page XXX which shows borrower owns all shares. Printout from Florida Secratary of State, pages XXX-XXX shows borrower is still director of the company.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared